CONDENSED STATEMENTS OF FINANCIAL POSITION - CAD ($)	Dec. 31, 2019	Dec. 31, 2018
Current Assets
Cash and cash equivalents	$ 52,117,581	$ 125,059,189
Amounts receivable	610,121	386,939
Prepaid expenses and other assets	734,310	266,353
Total Current Assets	53,462,012	125,712,481
Non-Current Assets
Deposits	95,835	514,711
Exploration and evaluation assets	252,380,408	194,128,594
Equipment	7,587,659	6,511,779
Total Non-current assets	260,063,902	201,155,084
TOTAL ASSETS	313,525,914	326,867,565
Current Liabilities
Accounts payable and accrued liabilities	3,998,313	5,966,921
Current portion of lease liabilities	558,960
Flow-through share premium liability	227,522	550,392
Total Current Liabilities	4,784,795	6,517,313
Non-current Liabilities
Deferred income tax liability	725,066	199,366
Deferred lease inducement		33,412
Long-term lease liabilities	2,086,007
Convertible debentures	119,581,192	138,190,884
Total Non-current liabilities	122,392,265	138,423,662
TOTAL LIABILITIES	127,177,060	144,940,975
EQUITY
Share capital	218,787,664	208,711,135
Reserves	51,559,201	41,629,049
Accumulated other comprehensive income (loss)	(2,247,226)	97,675
Accumulated deficit	(103,400,960)	(85,143,089)
Total Equity, before non-controlling interests	164,698,679	165,294,770
Non-controlling interests	21,650,175	16,631,820
TOTAL EQUITY	186,348,854	181,926,590
TOTAL LIABILITIES AND EQUITY	$ 313,525,914	$ 326,867,565